INCOME TAXES - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Income Taxes [Line Items]
Income (loss) from operations, before income taxes	$ (618)	$ 322	$ 428	$ 47	$ (147)		$ 750	$ 483	$ 132	$ 530	$ 1,306	$ 2,027	$ 428
Income Tax Benefit expense	$ (175)	$ 61	$ 91	$ (59)	$ 37	$ 21	$ 152	(41)	$ (23)	$ (100)	$ 49	378	(222)
Expected Federal income tax rate											35.00%
Consolidation impact on unrecognized tax benefits								(228)
Consolidation impact on tax expense related to non-deductible goodwill								$ 129
Unrecognized tax Benefits						$ 160								$ 105
Revaluation of Deferred tax assets and Liabilities											$ 32
Income tax expense repatriation of foreign currency											23
Federal Tax net operating loss carry forward											167	123
Atlernate Minimum Tax Credit											528	303
Deferred tax Revaluation											35
Deemed Repatriation of earning											23
Unrecoginsed Tax Benefits Interest and Penalties											83	126
Unrecoginsed Tax Benefit Including Interest Expense											$ (43)	25	(47)
Earliest Tax Year [Member]
Income Taxes [Line Items]
Federal net operating Loss Carry Forwards											Dec. 31, 2029
Latest Tax Year [Member]
Income Taxes [Line Items]
Federal net operating Loss Carry Forwards											Dec. 31, 2035
Domestic Tax Authority
Income Taxes [Line Items]
Income (loss) from operations, before income taxes											$ 1,163	1,908	311
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Income (loss) from operations, before income taxes											143	119	117
Income Tax Benefit expense											$ 30	$ 30	$ 29